Statement of Profit or Loss and Other Comprehensive Incomestatement of Profit or Loss and Other Comprehensive Income - AUD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue and other income
Other income	$ 91,921	$ 22,290
Finance Income	160,923	28,667
Expenses
Research and development expense	(4,992,238)	(4,282,101)
General and administrative expense	(8,558,016)	(5,108,573)
Fair value gain/(loss) on financial liabilities	744,920	(1,999,648)
Gain on revaluation of contingent consideration		750,008
Loss before income tax benefit	(12,552,490)	(10,589,357)
Income tax benefit		135,546
Loss after income tax benefit for the half-year attributable to the owners of Kazia Therapeutics Limited	(12,552,490)	(10,453,811)
Items that may be reclassified subsequently to profit or loss
Net exchange difference on translation of financial statements of foreign controlled entities, net of tax	(859,893)	174,335
Other comprehensive (loss) / income for the half-year, net of tax	(859,893)	174,335
Total comprehensive loss for the half-year attributable to the owners of Kazia Therapeutics Limited	$ (13,412,383)	$ (10,279,476)
Basic loss per share (in Dollars per share)	$ (0.805)	$ (2.459)
Diluted loss per share (in Dollars per share)	$ (0.805)	$ (2.459)